ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - Beijing Dehaier Technology Co., Ltd [Member] - Subsequent Event [Member]	Jan. 14, 2016
Business Acquisition, Percentage of Voting Interests Acquired	0.80%
Sale of Stock, Percentage of Ownership after Transaction	100.00%